10. CONVERTIBLE NOTES PAYABLE AND FAIR VALUE MEASUREMENTS (Details - Convertible notes payable) - USD ($)	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2015
Convertible notes payable, net - current portion	$ 1,104,235	$ 1,486,948
Convertible notes payable, net - long term portion	100,000	0
Convertible Notes Payable [Member]
Convertible notes payable, current portion	1,550,616	1,662,616
Unamortized discount	446,381	175,668
Convertible notes payable, net - current portion	1,104,235	1,486,948
Convertible notes payable, net - long term portion	100,000
Pegasus Note [Member]
Convertible notes payable, net - current portion	100,000
Notes Payable, Other Payables [Member]
Unamortized discount	74,315
Convertible Note Payable - Related Party [Member]
Unamortized discount	7,749
Note Payable [Member]
Unamortized discount	74,315
Convertible Line of Credit [Member]
Unamortized discount	0	226,768
Lender Note [Member]
Unamortized discount		232,768
Convertible notes payable, net - current portion		1,500,000
Evey Note [Member] | Convertible Notes Payable [Member]
Convertible notes payable, current portion	50,616	62,616
Unamortized discount	15,480	0
Convertible notes payable, net - current portion	35,136	62,616
Lender Note [Member] | Convertible Notes Payable [Member]
Convertible notes payable, current portion	1,500,000	1,500,000
Unamortized discount	430,901	175,668
Convertible notes payable, net - current portion	1,069,099	1,324,332
Pegasus Note [Member] | Convertible Notes Payable [Member]
Convertible notes payable, current portion		100,000
Unamortized discount		0
Convertible notes payable, net - current portion		100,000
Convertible notes payable, net - long term portion	$ 100,000
Gemini Master Fund - Third Amended [Member] | Convertible Notes Payable [Member]
Convertible notes payable, net - current portion		$ 0	$ 600,000